Assets held for sale, liabilities of disposal groups held for sale and business acquisitions (Tables)	12 Months Ended
Dec. 31, 2025
Non-current Assets Held For Sale And Discontinued Operations [Abstract]
Assets and Liabilities Held For Sale

	2025	2024
	$m	$m
Held for sale at 31 Dec
Disposal groups	9,713	27,126
Unallocated impairment losses[1]	(93)	(31)
Non-current assets held for sale	1,495	139
Assets held for sale	11,115	27,234
Liabilities of disposal groups held for sale	23,382	29,011
1This represents impairment losses in excess of the carrying value of the non-current assets in scope of IFRS 5 for measurement, recognised against the total assets of the disposal group.

Assets held for sale and liabilities of disposal groups held for sale	At 31 December 2025, the major classes of assets and associated liabilities of disposal groups held for sale, excluding allocated impairment losses, were as follows:

	South Africa[1]	German custody business[2]	Uruguay	UK life insurance business	Sri Lanka retail banking business	Other	Total
	$m	$m	$m	$m	$m	$m	$m
Assets of disposal groups held for sale
Cash and balances at central banks	—	—	335	—	2	—	337
Trading assets	—	—	113	—	—	—	113
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	—	—	—	6,351	—	—	6,351
Derivatives	8	—	6	—	—	—	14
Loans and advances to banks	—	16	29	—	—	—	45
Loans and advances to customers	431	323	1,314	—	101	21	2,190
Financial investments	—	—	294	—	—	—	294
Goodwill	—	—	—	—	3	—	3
Prepayments, accrued income and other assets	3	17	51	273	15	7	366
Total assets at 31 Dec 2025	442	356	2,142	6,624	121	28	9,713

Liabilities of disposal groups held for sale
Deposits by banks	—	116	15	—	—	—	131
Customer accounts	2,056	12,316	1,369	—	430	2	16,173
Financial liabilities designated at fair value	—	—	—	1,345	—	—	1,345
Derivatives	13	—	3	—	—	—	16
Debt securities in issue	—	—	495	—	—	—	495
Insurance contract liabilities	—	—	—	4,925	—	—	4,925
Accruals, deferred income and other liabilities	13	33	77	116	40	18	297
Total liabilities at 31 Dec 2025	2,082	12,465	1,959	6,386	470	20	23,382

Expected date of completion	First quarter of 2026	First half of 2027	Second half of 2026	First quarter of 2026	First half of 2026
Operating segment	CIB and Corporate Centre	CIB	Corporate Centre	IWPB	IWPB
At 31 December 2024, the major classes of assets and associated liabilities of disposal groups held for sale, excluding allocated impairment losses, were as follows:

	French life insurance business	Germany private banking business	South Africa[1]	Other	Total
	$m	$m	$m	$m	$m
Assets of disposal groups held for sale
Cash and balances at central banks	—	1,896	—	—	1,896
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	14,560	—	—	—	14,560
Derivatives	26	—	10	—	36
Loans and advances to banks	144	—	—	—	144
Loans and advances to customers	—	309	656	—	965
Financial investments	8,500	—	—	—	8,500
Goodwill	—	5	—	—	5
Prepayments, accrued income and other assets	992	21	7	—	1,020
Total assets at 31 Dec 2024	24,222	2,231	673	—	27,126

Liabilities of disposal groups held for sale
Customer accounts	—	2,085	3,294	20	5,399
Financial liabilities designated at fair value	11	119	—	—	130
Derivatives	—	—	19	—	19
Insurance contract liabilities	21,811	—	—	—	21,811
Accruals, deferred income and other liabilities	1,598	22	32	—	1,652
Total liabilities at 31 Dec 2024	23,420	2,226	3,345	20	29,011

Date of completion	31 October 2025	31 October 2025	First quarter of 2026
Operating segment	IWPB	IWPB	CIB and Corporate Centre
1Under the financial terms of the sale of our South Africa business, HSBC Bank plc will transfer the business with a net nil asset value at book value less any provisions. The purchase price for the asset value of $0.4bn will be satisfied by the transfer of agreed liabilities of $2.1bn. Any required increase to the net asset value of the business to achieve this will be satisfied by the inclusion of additional cash. Based upon the net liabilities of the disposal group at 31 December
2025, HSBC Bank plc would be expected to include a cash contribution of $1.7bn.
2    Under the financial terms of the sale of our German custody business, HSBC Continental Europe will transfer a nil net asset value for each client transferred, by way of inclusion of additional cash.